VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2023
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 24. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥18,033,666	¥37,661,118	$5,092,821
Restricted cash	723,560	731,545	100,885
Notes receivable	10,828,308	3,742,390	516,099
Accounts receivable, net	22,577,980	27,453,415	3,785,999
Inventories, net	3,894,369	6,330,701	873,044
Other receivables, net	5,500,981	11,618,275	1,602,233
Loans to third parties	30,270,563	37,770,188	5,208,747
Purchase advances, net	178,208	1,592,761	219,652
Contract costs, net	33,858,820	49,572,685	6,836,386
Prepaid expenses	165,120	121,329	16,732
Prepaid expenses- related parties	275,000	—	—
Total current assets	126,306,575	176,594,407	24,252,598

Property and equipment, net	25,474,162	24,752,864	3,413,576
Construction in progress	239,739	—	—
Intangible assets, net	5,950,000	—	—
Long-term other receivables, net	1,564,381	3,640	502
Goodwill	4,730,002	—	—
Operating lease right-of-use assets	6,666,759	2,654,900	366,127
Total Assets	¥170,931,618	¥204,005,811	$28,032,803

LIABILITIES
Short-term bank loans	¥10,000,000	¥12,451,481	$1,717,138
Accounts payable	12,826,108	10,791,721	1,488,246
Other payables	1,469,761	3,904,135	538,405
Other payable- related parties	1,061,081	1,356,915	187,127
Contract liabilities	2,001,277	2,748,361	379,017
Accrued payroll and employees’ welfare	1,213,040	1,048,061	144,534
Intercompany payables*	194,373,010	263,935,922	36,398,428
Taxes payable	2,211,190	1,163,237	160,418
Short-term borrowings - related parties	9,009,156	20,018,222	2,760,639
Long-term borrowings - related party - current portion	999,530	—	—
Operating lease liabilities - current	3,892,774	3,066,146	422,841
Total current liabilities	239,056,927	320,484,201	44,196,793

Operating lease liabilities - non-current	2,184,635	25,144	3,468
Contract liabilities - non-current	106,000	—	—
Long-term borrowings - related party	5,511,076	—	—
Deferred tax liability	187,972	—	—
Total Liabilities	¥247,046,610	¥320,509,345	$44,200,261

*Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2021 includes revenue of ¥47,817,378, operating expenses of ¥36,704,840, and net loss of ¥29,407,210. The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income for the year ended June 30, 2022 includes revenue of ¥83,777,571 ($12,508,368), operating expenses of ¥35,725,237 ($5,333,938), and net loss of ¥18,180,305 ($2,714,401). The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income (loss) for the year ended June 30, 2023 includes revenue of ¥67,114,378 ($9,255,496), operating expenses of ¥35,547,439 ($4,902,216), and net loss of ¥26,349,629 ($3,633,780).